Chartered-in Vessels Chartered-in Vessels - Obligations Related to Finance Leases (Details) $ in Thousands	1 Months Ended	6 Months Ended		36 Months Ended
	Jan. 31, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2019	Jan. 31, 2019 vessel	Jan. 31, 2019 lease	Dec. 31, 2018 USD ($)
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		$ 1,399,796					$ 1,298,556
Current obligations related to finance leases		65,525					81,219
Long-term obligations related to finance leases		1,334,271					1,217,337
Sale Leaseback Transaction, Lease Terms	P15Y
Lessee, Finance Lease, Option to Extend	P5Y
LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		1,399,796					1,274,569
Number Of Vessels					8	9
Number of Lessors | lease						9
Finance Lease, Liability, Payments, Remainder of Fiscal Year		67,962					119,517
Finance Lease, Liability, Payments, Due Year Two		134,915					118,685
Finance Lease, Liability, Payments, Due Year Three		133,542					117,772
Finance Lease, Liability, Payments, Due Year Four		132,312					116,978
Finance Lease, Liability, Payments, Due Year Five		131,237					116,338
Finance Lease, Liability, Payments, Due after Year Five		1,295,440					1,120,670
Suezmax Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability		$ 0					23,987
LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate		5.20%
Finance Lease, Liability, Payment, Due		$ 1,900,000					1,700,000
Finance Lease, Interest Payment on Liability		495,600	$ 435,300
Suezmax Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due							$ 24,200
Finance Lease, Interest Payment on Liability		$ 200
Minimum [Member] | LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				P10Y
Maximum [Member] | LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				P15Y
Variable Interest Entity, Primary Beneficiary [Member]
Obligations relating to Finance Leases [Line Items]
Number of Lessors | lease						8